CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2011, AS SUPPLEMENTED

The date of this Supplement is December 22, 2011.

Clearwater Management Company, the Trust’s investment adviser, has approved changes to the voluntary management fee waiver for Clearwater International Fund effective December 5, 2011.  Additionally, The Northern Trust Company will replace Fiduciary Counselling, Inc. as the Trust’s transfer agent effective January 1, 2012.

Accordingly, the Prospectus is amended as follows.

1.	The section titled “SUMMARY SECTION – Clearwater Growth Fund – Purchase and Redemption of Fund Shares” in the Prospectus will be deleted and replaced with the following:

Initial and subsequent investments in the Fund must be at least $1,000.  You may exchange or redeem shares by telephone.  Telephone exchange and redemption requests may be made by calling the transfer agent at 1-855-684-9144 between 9:00 a.m. and 4:00 p.m. Eastern Time on any business day. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.

2.	The section titled “SUMMARY SECTION – Clearwater Small Cap Fund – Purchase and Redemption of Fund Shares” in the Prospectus will be deleted and replaced with the following:

Initial and subsequent investments in the Fund must be at least $1,000.  You may exchange or redeem shares by telephone.  Telephone exchange and redemption requests may be made by calling the transfer agent at 1-855-684-9144 between 9:00 a.m. and 4:00 p.m. Eastern Time on any business day. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.

3.	The section titled “SUMMARY SECTION – Clearwater Tax-Exempt Bond Fund – Purchase and Redemption of Fund Shares” in the Prospectus will be deleted and replaced with the following:

Initial and subsequent investments in the Fund must be at least $1,000.  You may exchange or redeem shares by telephone.  Telephone exchange and redemption requests may be made by calling the transfer agent at 1-855-684-9144 between 9:00 a.m. and 4:00 p.m. Eastern Time on any business day. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.

4.	The section titled “SUMMARY SECTION – Clearwater International Fund – Purchase and Redemption of Fund Shares” in the Prospectus will be deleted and replaced with the following:

Initial and subsequent investments in the Fund must be at least $1,000.  You may exchange or redeem shares by telephone.  Telephone exchange and redemption requests may be made by calling the transfer agent at 1-855-684-9144 between 9:00 a.m. and 4:00 p.m. Eastern Time on any business day. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.

5.	The first two paragraphs of the section titled “Management – Management services and fees” in the Prospectus are deleted and replaced with the following:

Management services and fees

Clearwater Management Co.  (“CMC”) serves as the Funds’ investment manager. CMC is a privately owned registered investment adviser. The investment manager has been in the investment management business since 1987.   Its address is 30 East Seventh Street, Suite 2000, St. Paul, Minnesota 55101.  Clearwater Investment Trust and CMC have received an exemptive order from the Securities and Exchange Commission (the “Commission”) permitting CMC, subject to the approval of the Board of Trustees, to select subadvisers to serve as portfolio managers of the Funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. CMC has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.  As a result, CMC selects and supervises subadvisers for the Funds and administers the Funds’ business operations.  Under its management contract with each Fund, CMC is also responsible for paying directly or reimbursing the Funds for all direct expenses other than commissions and other direct charges relating to the purchase and sale of portfolio securities and other assets, taxes, interest and extraordinary expenses, including without limitation, litigation expenses.  For these services for the fiscal year ended December 31, 2010, CMC was contractually entitled to receive a fee from the Growth Fund, the Small Cap Fund, the Tax-Exempt Bond Fund and the International Fund equal to 0.45%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. However, for the fiscal year ended December 31, 2010, CMC voluntarily reduced management fees for the Small Cap, Tax-Exempt Bond and International Funds to 0.95%, 0.36%, and 0.80%, respectively. During the fiscal year ended December 31, 2010, CMC voluntarily reduced the management fees for the Growth Fund to 0.28%.  However, effective December 1, 2010, CMC was no longer voluntarily reducing the management fee for the Growth Fund.

Effective June 1, 2011, CMC was entitled to receive a fee from the Growth Fund equal to 0.90% of its daily net assets.  Effective on the same date, CMC voluntarily waived the management fee for the Growth Fund to 0.60%.  Effective June 1, 2011, CMC voluntarily reduced the management fee for the Small Cap Fund to 1.00%.  Between June 1, 2011 and December 4, 2011, CMC voluntarily reduced the management fee for the International Fund to 0.75%.  Effective December 5, 2011, CMC has voluntarily reduced the management fee for the International Fund to 0.70%.  A discussion regarding the basis for the Board of Trustees’ approval of the management contract with CMC and each subadvisory contract is included in the annual report of the Trust for the fiscal year ended December 31, 2010.

6.	The section “Buying Shares – Buying shares by mail – Initial purchases” in the Prospectus will be deleted and replaced by the following:

·
For initial purchases of any Fund’s shares, complete the Purchase Order and Account Application and send it with your check to The Northern Trust Company, the Funds’ transfer agent.  If you need additional copies, call 1-855-684-9144.

·	Send a completed purchase application together with a check for the amount of the investment to:

Clearwater Investment Trust Funds
(specify fund)
c/o The Northern Trust Company
P.O. Box 4766
Chicago, IL 60680-4766

·	Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.

7.	The section “Exchanging and Redeeming Shares” in the Prospectus will be deleted and replaced by the following:

Contact The Northern Trust Company, the Funds’ transfer agent, to exchange into other Clearwater Funds. An exchange of shares from one Fund to another is a taxable transaction.

You may exchange shares only for shares of another Clearwater Fund.
You must meet the minimum investment amount for each Fund unless you are exchanging into a Fund you already own.
Your Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

To learn more about the exchange privilege contact The Northern Trust Company or consult the SAI.

Exchanging and redeeming shares by phone

You may exchange or redeem shares by telephone. Redemption proceeds can be sent by check to your address of record. You may be asked to provide proper identification information. Telephone exchange and redemption requests may be made by calling the transfer agent at 1-855-684-9144 between 9:00 a.m. and 4:00 p.m. Eastern time on any day the transfer agent is open. If telephone exchange or redemptions are not available for any reason, you may use the Fund’s exchange or redemption by mail procedure described elsewhere in this prospectus.

Redemptions by mail

You may redeem some or all of your shares by sending a written request to:

Clearwater Investment Trust
(specify fund)
P.O. Box 4766
Chicago, IL 60680-4766

The written request for redemption must be in good order. A request in good order means that you have provided the following information. Your request will not be processed without this information.

Name of the Fund
Account number
Dollar amount or number of shares being redeemed
Signature of each owner exactly as account is registered
Other documentation required by The Northern Trust Company including, if applicable, endorsed share certificates.
If your redemption proceeds are to be sent to an address other than your address of record, your request must include a Medallion Signature Guarantee. You may obtain a signature guarantee from most banks, securities broker/dealers, credit unions and federal savings and loans, but not from a notary public.

Redemption payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears. Your redemption proceeds will be sent by check to your address of record. Redemption proceeds may be sent to an address other than that of record if the request includes a signature guarantee.

8.	The second paragraph of the section “Clearwater Investment Trust’s Privacy Policy – What We Do With Your Personal Information” in the Prospectus will be deleted and replaced by the following:

In order to complete your transactions or account changes that you direct it may be necessary to provide identifying information to companies, individuals, or groups that are not affiliated with Clearwater (for example, we may need to provide information about you to another financial institution if you transfer assets between Clearwater and that institution). In certain instances, we may contract with non-affiliated companies to perform services for us and, where necessary, disclose your information to them (for example, The Northern Trust Company, as transfer agent, maintains all shareholder records for the Clearwater Funds).  In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. We also require these third parties to treat your private information with the same high degree of confidentiality that we do.

9.	The section titled “TRANSFER AGENT AND SHAREHOLDER SERVICES” in the Prospectus is hereby deleted and replaced with the following:

The Northern Trust Company
50 LaSalle Street
Chicago, IL 60675
1-855-684-9144

10.	The first paragraph of the section titled “Additional Information About the Funds – How to Obtain Additional Information” in the Prospectus will be deleted and replaced by the following:

You can make inquiries about the Funds or obtain shareholder reports or the SAI (without charge) by contacting the transfer agent, by calling 1-855-684-9144 or writing the Funds at P.O. Box 4766, Chicago, IL 60680-4766. The Funds do not have an Internet Web site.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2011, AS SUPPLEMENTED

The date of this Supplement is December 22, 2011.

Clearwater Management Company, the Trust’s investment adviser, has approved changes to the voluntary management fee waiver for Clearwater International Fund effective December 5, 2011.  Additionally, The Northern Trust Company will replace Fiduciary Counselling, Inc. as the Trust’s transfer agent effective January 1, 2012.

Accordingly, the SAI is amended as follows.

1.	The second sentence of the first paragraph of the SAI will be deleted and replaced with the following:

A copy of the Prospectus can be obtained free of charge by calling The Northern Trust Company at 1-855-684-9144 or by written request to The Northern Trust Company at P.O. Box 4766, Chicago, IL 60680-4766 (Attention: Clearwater Investment Trust).

2.	The third paragraph of the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” of the SAI is hereby deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60%, and 1.00% of the net assets of Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund, respectively.  Effective July 1, 2008, the investment manager voluntarily reduced the management fee otherwise payable by Tax-Exempt Fund to 0.36%. For the fiscal year ended December 31, 2010, CMC voluntarily reduced management fees for the Small Cap, Tax-Exempt Bond and International Funds to 0.95%, 0.36%, and 0.80%, respectively.  During the fiscal year ended December 31, 2010, CMC voluntarily reduced the management fees for the Growth Fund to 0.28%.  However, effective December 1, 2010, CMC was no longer voluntarily reducing the management fee for the Growth Fund.  Effective June 1, 2011, CMC voluntarily waived the management fee for the Growth Fund to 0.60%.  Effective June 1, 2011, CMC voluntarily waived the management fee for the Small Cap Fund to 1.00%.  Between June 1, 2011, and December 4, 2011, CMC voluntarily waived the management fee for the International Fund to 0.75%.  Effective December 5, 2011, CMC has voluntarily waived the management fee for the International Fund to 0.70%.  It is the investment manager’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate these voluntary fee reductions at any time.  The investment manager’s fees are calculated and accrued daily as a percentage of each Fund’s daily net assets, and are paid quarterly.

3.	The section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Company Services Agreement” in the SAI will be deleted and replaced with the following:

Transfer Agency and Service Agreement

The Trust has entered into a Transfer Agency and Service Agreement with The Northern Trust Company, 50 LaSalle Street, Chicago, IL 60675 (“Northern Trust”).  Under this agreement, Northern Trust provides transfer agent, dividend paying, shareholder servicing and other administrative services to the Funds.   As compensation for its services, Northern Trust is paid a set annual fee.  Such expenses are paid for or reimbursed by the investment manager.

4.	The second paragraph of the section titled “APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES” will be deleted and replaced with the following:

The Clearwater Funds report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request Form N-PX free of charge by calling Fiduciary Counselling, Inc. at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust. Form N-PX is also available from the EDGAR database on the Commission's Internet site at http://www.sec.gov.

5.	The section titled “TRANSFER AGENT AND SHAREHOLDER SERVICES” on the back cover of the SAI will be deleted and replaced with the following:

The Northern Trust Company
50 LaSalle Street
Chicago, IL 60675

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.